Sale of U.S. Operations (Cash Flow Activity) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Mar. 31, 2016		Mar. 31, 2015
Parent Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization			$ 40,987		$ 160,615
Purchases of property and equipment			7,186		15,453
Parent Company [Member] | Residual Portfolio Amortization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio Amortization			432,075		2,103,521
Calpian Commerce Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio Amortization			5,775,541	[1]	16,224,976
Calpian Commerce Segment [Member] | Residual Portfolio Amortization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio Amortization			$ 263,421	[1]	$ 1,150,569
Calpian Commerce Segment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio Amortization	$ 0	$ 263,421
Depreciation and amortization	0	56,785
Purchases of property and equipment	$ 0	$ 7,186

[1]	As the Company’s U.S. Operations were divested on November 30, 2015, the financial information presented above includes only eight month results for the periods within the current fiscal year.